PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Schedule of prepayments and other current assets

Prepayments and other current assets are as follows:

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
			(Note 3)
Employee advances	1,785,204	400,771	56,447
Input VAT recoverable	2,632,299	4,121,464	580,496
Prepayments and deposits	266,027,845	64,677,780	9,109,675
Other receivables, net of allowance for doubtful accounts of RMB22,738,176 and RMB40,425,650, as of December 31, 2022 and 2023, respectively	2,016,306	2,166,685	305,171
	272,461,654	71,366,700	10,051,789